Capital Acquisitions and Dispositions (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 6.3	$ 5.1
Loss on capital dispositions			199.2	$ 129.1
Uinta Basin
Disclosure of impairment loss and reversal of impairment loss [line items]
Total proceeds from the sale			676.8
Impairment loss	$ 8.7	$ 241.4
Loss on capital dispositions			0.0
Carrying Value	(676.8)		(676.8)
Saskatchewan, gas infrastructure
Disclosure of impairment loss and reversal of impairment loss [line items]
Total proceeds from the sale			196.9
Net carrying value	390.7		390.7
Loss on capital dispositions			193.8
Other Minor Dispositions
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			8.5
Loss on capital dispositions			5.4
Financial assets recognised as of acquisition date	50.4		50.4
Carrying Value	$ (55.8)		$ (55.8)